Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Disclosure of Temporary Equity
Convertible redeemable preferred stock consisted of the following as of December 31, 2022:

Redeemable Convertible Preferred Stock:	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	13,006,028	—	$490.50	$—	—
Series A-1	1,531,734	—	393.00	—	—
Series A-2	173,135,395	—	47.67	—	—
Series Seed	1,133,701	—	300.00	—	—
Series Seed-1	359,375	—	210.00	—	—
Series Seed-2	250,000	—	60.00	—	—
Series Seed-3	37,313	—	100.50	—	—
Series Seed-4	21,131	—	177.00	—	—
Series Seed-5	512,425	—	283.50	—	—
Series Seed-6	122,500	—	300.00	—	—
Series Seed-7	257,797	—	355.50	—	—
Series Seed-8	665,588	—	417.00	—	—
Series Seed-9	2,754,796	—	393.00	—	—
Series Seed-9	20,414	—	393.00	—	—
Series Seed-10	327,218	—	490.50	—	—

Total redeemable convertible preferred stock	194,135,415	—		$—	$—

Convertible redeemable preferred stock consisted of the following as December 31, 2021:

Redeemable Convertible Preferred Stock:	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	18,165,136	86,703	$490.50	$19,535	$53,162
Series A-1	1,531,734	10,208	393.00	2,604	4,013
Series Seed	1,133,701	7,546	300.00	2,267	2,267
Series Seed-1	359,375	2,393	210.00	719	503
Series Seed-2	250,000	1,666	60.00	160	100
Series Seed-3	37,313	248	100.50	25	25
Series Seed-4	21,131	140	177.00	15	25
Series Seed-5	512,425	3,414	283.50	425	968
Series Seed-6	122,500	815	300.00	104	245
Series Seed-7	257,797	1,716	355.50	235	611
Series Seed-8	665,588	4,410	417.00	659	1,850
Series Seed-9	2,754,796	18,344	393.00	2,644	7,218
Series Seed-9	20,414	136	393.00	20	53
Series Seed-10	327,218	2,171	490.50	321	1,070

Total redeemable convertible preferred stock	26,159,128	139,910		$29,733	$72,110